TRADE RECEIVABLES (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 6,871.9	R$ 6,225.8
Bad debt provision	(839.9)	(721.0)
Trade receivables, net	6,032.0	5,504.8
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	5,388.1	5,129.5
Bad debt provision
Trade receivables, net	5,388.1	5,129.5
Less Than One Month [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	397.2	283.4
Bad debt provision
Trade receivables, net	397.2	283.4
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	189.9	66.3
Bad debt provision
Trade receivables, net	189.9	66.3
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	58.8	33.2
Bad debt provision	(2.0)	(7.7)
Trade receivables, net	56.8	25.5
Later Than Three Months And Less Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	70.2	6.5
Bad debt provision	(70.2)	(6.4)
Trade receivables, net		0.1
Later Than Six Months And Less Than 12 Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	77.1	46.6
Bad debt provision	(77.1)	(46.6)
Trade receivables, net
Later Than A Year [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	690.6	660.3
Bad debt provision	(690.6)	(660.3)
Trade receivables, net